CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues from governmental entities or contractors
Cost of revenue
Gross profit
Operating expenses
General and administrative	$ 166,417	$ 100,227	$ 283,481	$ 250,971	495,169	225,323
Total operating expenses	166,417	100,227	283,481	250,971	495,169	225,323
Operating loss	(166,417)	(100,227)	(283,481)	(250,971)	(495,169)	(225,323)
Other income
Gain on asset disposal						1,000
Other income				2,543	2,542
Interest income		8		28	22	472
Total other income		8		2,571	2,564	1,472
Loss before provision for income taxes					(492,605)	(223,851)
Provision for income taxes
Net loss	(166,417)	(100,219)	(283,481)	(248,400)	(492,605)	(223,851)
Preferred stock dividends	(8,501)	(8,501)	(17,003)	(25,504)	(34,005)	(34,005)
Net loss attributable to common stockholders	$ (174,918)	$ (108,720)	$ (300,484)	$ (273,904)	$ (526,610)	$ (257,856)
Net loss attributable to common stockholders per common share - basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding, basic and diluted (in Shares)	157,752,553	154,785,520	155,288,282	94,637,169	93,207,438	91,785,520